Average Annual Total Returns{- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund PRO-11 - Fidelity® Total International Index Fund	Fidelity Total International Index Fund Return Before Taxes Past 1 year	Fidelity Total International Index Fund Return Before Taxes Since Inception		Fidelity Total International Index Fund After Taxes on Distributions Past 1 year	Fidelity Total International Index Fund After Taxes on Distributions Since Inception		Fidelity Total International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Total International Index Fund After Taxes on Distributions and Sales Since Inception		IX425 Past 1 year	IX425 Since Inception
Total	21.48%	8.41%	[1]	20.77%	7.94%	[1]	13.28%	6.55%	[1]	21.85%	8.78%	[1]

[1]	(a)From June 7, 2016